SEGMENTED DISCLOSURE INFORMATION - Magna (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of major tenant
Trust's total revenue	100.00%	100.00%
Magna | Credit risk
Disclosure of major tenant
Trust's total revenue	23.00%	25.00%